Contingent Liabilities, Commitments, and Other Financial Obligations - Summary of Detailed Information About Other Financial Obligations (Detail) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 4,239
Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,342
Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,523
Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	373
Incidental Rental Costs [Member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,176
Incidental Rental Costs [Member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	161
Incidental Rental Costs [Member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	641
Incidental Rental Costs [Member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	373
Software And Licenses [Member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	2,800
Software And Licenses [Member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	924
Software And Licenses [Member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,876
Software And Licenses [Member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	0
Other [Member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	263
Other [Member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	256
Other [Member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	6
Other [Member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 0